Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 943,474	$ 1,029,227
Gain (loss) on revaluation of derivatives in trade receivables	(2,560)	(2,542)
Revenue	940,914	1,026,685
Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	485,755	591,725
Gain (loss) on revaluation of derivatives in trade receivables	314	(3,537)
Revenue	486,069	588,188
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	273,358	257,267
Gain (loss) on revaluation of derivatives in trade receivables	0	0
Revenue	273,358	257,267
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	184,361	180,235
Gain (loss) on revaluation of derivatives in trade receivables	(2,874)	995
Revenue	181,487	181,230
Gold revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	587,941	659,892
Gold revenue - doré | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	316,245	403,823
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	271,696	256,069
Gold revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	252,563	282,655
Gold revenue - concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	162,145	181,727
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Gold revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	90,418	100,928
Silver revenue - doré
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,757	3,392
Silver revenue - doré | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,095	2,194
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,662	1,198
Silver revenue - doré | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	28,568	28,010
Silver revenue - concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	4,270	3,981
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Silver revenue - concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24,298	24,029
Lead concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,781	18,285
Lead concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Lead concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,781	18,285
Zinc concentrate
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	42,864	36,993
Zinc concentrate | Turkey
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	0	0
Zinc concentrate | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 42,864	$ 36,993